Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 398	$ 496
Accounts receivable, net	1,032	919
Inventories, net	774	741
Other current assets	311	322
Total current assets	2,515	2,478
Property, plant and equipment, net	365	429
Goodwill	913	115
Intangibles	312	15
Prepaid pension cost	339	286
Deferred income taxes	714	630
Other assets	433	408
Total assets	5,591	4,361
Liabilities and stockholders' equity
Short-term borrowings	1	1
Accounts payable	525	499
Payroll and benefits liabilities	221	175
Deferred service revenue and customer deposits	418	362
Other current liabilities	400	379
Total current liabilities	1,565	1,416
Long-term debt	852	10
Pension and indemnity plan liabilities	1,662	1,259
Postretirement and postemployment benefits liabilities	256	309
Income tax accruals	148	165
Environmental liabilities	220	244
Other liabilities	53	42
Total liabilities	4,756	3,445
Commitments and contingencies (Note 9)
Redeemable noncontrolling interest	15	0
Stockholders' equity
Preferred stock: par value $0.01 per share, 100.0 shares authorized, no shares issued and outstanding as of December 31, 2011 and December 31, 2010	0	0
Common stock: par value $0.01 per share, 500.0 shares authorized, 157.6 and 159.7 shares issued and outstanding as of December 31, 2011 and December 31, 2010, respectively	2	2
Paid-in capital	287	281
Retained earnings	1,988	1,935
Accumulated other comprehensive loss	(1,492)	(1,335)
Total NCR stockholders' equity	785	883
Noncontrolling interests in subsidiaries	35	33
Total stockholders' equity	820	916
Total liabilities and stockholders' equity	$ 5,591	$ 4,361